Investments (Tables)	12 Months Ended
Dec. 31, 2022
Investments
Schedule of investments in subsidiaries

			Direct and indirect equity interest - %
			2022	2021
	Companies
	Subsidiaries
CBD	Novasoc Comercial Ltda. (“Novasoc”)	Brazil	100.00	100.00
	CBD Holland B.V. (“CBD Holland”)	Brazil	-	100.00
	GPA 2 Empreend. e Participações Ltda. (“GPA 2”)	Brazil	100.00	100.00
	GPA Logística e Transporte Ltda. (“GPA Logística”)	Brazil	100.00	100.00
	GPA Holding Empreendimentos e Participações Ltda.("GPA Holding")	Brazil	100.00	100.00
	SCB Distribuição e Comércio Varejista de Alimentos Ltda. ("Compre Bem'')	Brazil	-	100.00
	Stix Fidelidade e Inteligência S.A. ("Stix")	Brazil	66.67	66.67
	James Intermediação S.A. ("James Delivery")	Brazil	-	100.00
	Cheftime Comércio de Refeições S/A ("Cheftime") (*)	Brazil	100.00	99.05
	GPA Malls & Properties Gestão de Ativos e Serviços Imobiliários Ltda. (“GPA M&P”)	Brazil	100.00	100.00
	Fronteira Serviços Imobiliários Ltda.("Fronteira")	Brazil	100.00	100.00
	Place2B Serviços Imobiliários Ltda.("Place2B")	Brazil	100.00	100.00
	Companhia Brasileira de Distribuição Luxembourg Holding S.à.r.l. ("CBDLuxco”)	Luxembourg	100.00	100.00
	Companhia Brasileira de Distribuição Netherlands Holding B.V. (“CBDDutchco”)	Netherlands	100.00	100.00
Éxito(**)	Almacenes Éxito S.A. ("Éxito")	Colombia	96.52	96.57
	Éxito Industrias S.A.S. ("Éxito Industrias")	Colombia	94.54	94.59
	Fideicomiso Lote Girardot	Colombia	96,52	96.57
	Éxito Viajes y Turismo S.A.S.	Colombia	49.22	49.25
	Almacenes Éxito Inversiones S.A.S. (Móvil Éxito)	Colombia	96.52	96.57
	Transacciones Energéticas S.A.S	Colombia	96.52	96.57
	Marketplace Internacional Éxito y Servicios S.A.S. (MPI)	Colombia	96.52	96.57
	Logística, Transporte y Servicios Asociados S.A.S. (LTSA)	Colombia	96.52	96.57
	Depósitos y Soluciones Logísticas S.A.S.	Colombia	96.52	96.57
	Patrimonio Autónomo Iwana	Colombia	49.22	49.25
	Patrimonio Autónomo Viva Malls	Colombia	49.22	49.25
	Patrimonio Autónomo Viva Sincelejo	Colombia	25.10	25.12
	Patrimonio Autónomo Viva Villavicencio	Colombia	25.10	25.12
	Patrimonio Autónomo San Pedro Etapa I	Colombia	25.10	25.12
	Patrimonio Autónomo Centro Comercial	Colombia	25.10	25.12
	Patrimonio Autónomo Viva Laureles	Colombia	39.38	39.40
	Patrimonio Autónomo Viva Palmas	Colombia	25.10	25.12
	Patrimonio Autónomo Centro Comercial Viva	Colombia	44.30	44.33
	Spice investment Mercosur	Uruguay	96.52	96.57
	Larenco S.A.	Uruguay	96.52	96.57
	Geant Inversiones S.A.	Uruguay	96.52	96.57
	Lanin S.A.	Uruguay	96.52	96.57
	5 Hermanos Ltda.	Uruguay	96.52	96.57
	Sumelar S.A.	Uruguay	96.52	96.57
	Gestión Logística S.A. (**)	Uruguay	96.52	96.57
	Supermercados Disco del Uruguay S.A.(*)	Uruguay	60.31	60.35
	Maostar S.A.	Uruguay	30.16	30.18
	Ameluz S.A.	Uruguay	60.31	60.35
Fandale S.A.	Uruguay	60.31	60.35
Odaler S.A.	Uruguay	60.31	60.35
La Cabaña S.R.L.	Uruguay	60.31	60.35
Ludi S.A.	Uruguay	60.31	60.35
Semin S.A.	Uruguay	60.31	60.35
Randicor S.A.	Uruguay	60.31	60.35
Setara S.A.	Uruguay	60.31	60.35
Hiper Ahorro S.R.L.	Uruguay	60.31	60.35
Ciudad del Ferrol S.C.	Uruguay	59.11	59.14
Mablicor S.A.	Uruguay	30.76	30.78
Tipsel S.A.	Uruguay	96.52	96.57
Tedocan S.A.	Uruguay	96.52	96.57
Vía Artika S. A.	Uruguay	96.52	96.57
Group Disco del Uruguay S.A.	Uruguay	60.31	60.35
Devoto Hermanos S.A.	Uruguay	96.52	96.57
Mercados Devoto S.A.	Uruguay	96.52	96.57
Libertad S.A.	Argentina	96.52	96.57
Onper Investment 2015 S.L	Spain	96.52	96.57
Spice España de Valores Americanos S.L.	Spain	96.52	96.57
Marketplace Internacional Éxito S.L	Spain	-	96.57
Gelase S. A.	Belgium	96.52	96.57

(*)	Supermercados Disco del Uruguay S.A. is controlled through a Shareholders Agreement signed in April 2015, giving Éxito the 75% voting necessary. This agreement expired on June 30, 2021 and on August 18, 2021 a new Agreement was signed maintaining Éxito as controlling entity.
(**)	Grupo Éxito entities are classified as assets held for distribution on December 31, 2022, Note 1.2.

Schedule of investments in associates

			Direct and indirect equity interest - %
	Companies		2022	2021

	Subsidiaries
Cnova N.V.	Cnova N.V. (“Cnova Holanda”)	Netherlands	33.98	33.98
	Cdiscount Afrique SAS (“Cdiscount Afrique”)	France	33.98	33.98
	Cdiscount International BV (“Cdiscount Internacional”)	Netherlands	33.98	33.98
	Cnova France SAS (“Cnova France”)	France	33.98	33.98
	Cdiscount S.A. (“Cdiscount”)	France	33.87	33.87
	Cdiscount Côte d'Ivoire SAS Ivory Coast (“Cdiscount Côte”)	Ivory Coast	-	33.98
	Cdiscount Sénégal SAS (“Cdiscount Sénégal”)	Senegal	33.98	33.98
	Cdiscount Cameroun SAS (“Cdiscount Cameroun”)	Cameroon	33.98	33.98
	CLatam AS Uruguay (“CLatam”)	Uruguay	23.79	23.79
	Cdiscount Panama S.A. (“Cdiscount Panama”)	Panama	-	23.79
	Cdiscount Uruguay S.A. (“Cdiscount Uruguay”)	Uruguay	23.79	23.79
	Ecdiscoc Comercializadora S.A. (Cdiscount Ecuador) (“Ecdiscoc Comercializadora”)	Ecuador	23.78	23.78
	Cnova Pay	France	33.98	33.98
	BeezUP SAS ("BezzUp")	France	25.29	33.98
	CARYA	France	33.87	33.87
	HALTAE	France	33.87	33.87
	C-Logistics	France	28.56	28.56
	NEOSYS	France	17.33	17.33
	Neotech Solutions	Morocco	17.33	17.33
	NEOSYS Tunisie	Tunisia	17.33	17.33
	C Chez Vous	France	1.70	28.53

	C-Shield	France	33.87	33.87
	MAAS	France	33.87	33.87
	C-TECHNOLOGY (former C-Payment)	France	33.87	33.87
	CLR	France	28.56	28.56

FIC	Financeira Itaú CBD S.A. Crédito, Financiamento e Investimento (“FIC”)	Brazil	17.88	17.88
	FIC Promotora de Vendas Ltda. (“FIC Promotora”)	Brazil	17.88	17.88
	Bellamar Empreend. e Participações Ltda. (“Bellamar”)	Brazil	50.00	50.00
Éxito(*)	Puntos Colombia S.A.S ("Puntos")	Colombia	48.26	48.29
	Compañia de Financiamento Tuya S.A. ("Tuya")	Colombia	48.26	48.29
	Cnova N.V (“Cnova Holanda”)	Netherlands	0.18	0.18
	Sara ANB S.A.S	Colômbia	48.26	-

(*)	Grupo Éxito entities are classified as assets held for distribution on December 31, 2022, Note 1.2.

Schedule of financial statements

	FIC		Cnova N.V.		Tuya
	2022	2021	2022	2021	2022	2021

Current assets	11,682	8,742	2,304	4,110	5,355	5,293
Non-current assets	32	35	3,591	3,732	144	156
Total assets	11,714	8,777	5,895	7,842	5,499	5,449

Current liabilities	9,963	7,401	5,351	6,351	2,329	2,689
Non-current liabilities	174	44	2,677	3,066	2,588	2,039
Shareholders’ equity	1,577	1,332	(2,133)	(1,575)	582	721
Total liabilities and shareholders’ equity	11,714	8,777	5,895	7,842	5,499	5,449

	FIC			Cnova N.V.				Tuya
Statements of Income:	2022	2021	2020	2022	2021	2020	2022	2021	2020

Revenues	1,411	1,034	989	9,345	13,824	13,117	490	783	615
Operating income (loss)	412	482	555	(279)	54	207	(121)	35	71
Net income (loss) for the year	245	265	329	(716)	(313)	(138)	(89)	15	37

Schedule of breakdown of investments and rollfoward

	Bellamar	Tuya	Cnova N.V	Other	Total
Balances at 12.31.2020	769	456	(579)	13	659
Share of profit (loss) of associates – continuing operation	47	8	(105)	3	(47)
Dividends and interest on own capital - continuing operation	(27)	-	-	- -	(27)
Share of other comprehensive income	-	(46)	6	(1)	(41)
Capital increase	-	21	- -	-	21

Balances at 12.31.2021	789	439	(678)	15	565
Share of profit (loss) of associates – continuing operation	44	-	(249)	-	(205)
Share of profit (loss) of associates – discontinuing operation	-	(44)	-	2	(42)
Dividends and interest on own capital - continuing operation	-
Share of other comprehensive income		(95)	72	(3)	(26)
Capital increase		54		1	55
Other	-	-	-	(1)	(1)
Assets held for sale or distribution (Note 1.2)	-	(354)	(8)	(14)	(376)
Balances at 12.31.2022	833	-	(863)	-	(30)